Income Taxes - Schedule of Reconciliation of Statutory Income Taxes and Effective Income Taxes Relating to Continuing Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax provision at statutory federal income tax rate	$ 132,165	$ 114,812	$ 123,867
State income taxes, net of federal benefit	(1,727)	(1,964)	(1,263)
Impact of non U.S. taxing jurisdictions, net	(13,492)	11,482	13,966
Non-taxable gain on remeasurement of previously-held investment in Abacus	0	0	(27,279)
Impact of U.S. TCJA	46,563	0	0
Employee stock based compensation	(4,977)	(34,789)	0
Research tax credit	(8,777)	(9,817)	(3,857)
Tax receivable agreement (TRA)(2)	(20,861)	0	0
Valuation allowance	0	8	3,010
Other, net	(857)	6,913	10,908
Total provision for income taxes	$ 128,037	$ 86,645	$ 119,352